CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 56,696,733	$ 34,715,815
Intangible assets	7,068,787	3,438,508
Investment in associates	3,450,569	3,074,088
Trade and other receivables	24,249,144	25,646,335
Other non-financial assets	689,185	343,163
Inventories	144,169	114,893
Total non-current assets	92,298,587	67,332,802
Current assets
Inventories	657,594	339,810
Other non-financial assets	1,006,247	761,670
Trade and other receivables	15,640,947	16,273,973
Other financial assets	7,698,732	3,022,238
Cash and cash equivalents	1,493,868	353,735
Total current assets	26,497,388	20,751,426
Total assets	118,795,975	88,084,228
Equity
Capital stock	1,514,022	1,514,022
Adjustment to capital stock	18,416,762	18,416,762
Legal reserve	2,378,736	589,783
Voluntary reserve	26,511,002	6,778,288
Retained earnings	9,539,556	22,636,866
Equity attributable to holders of the parent	58,360,078	49,935,721
Non-controlling interests	790,719	719,438
Total equity	59,150,797	50,655,159
Non-current liabilities
Other non-financial liabilities	4,354,668	3,013,397
Other loans and borrowings	30,687,277	8,005,484
Borrowings from CAMMESA	0	1,544,945
Compensation and employee benefits liabilities	229,279	228,395
Provisions	9,348	0
Deferred income tax liabilities	6,310,170	7,373,778
Total non-current liabilities	41,590,742	20,165,999
Current liabilities
Trade and other payables	5,899,436	2,661,249
Other non-financial liabilities	1,734,349	2,555,070
Borrowings from CAMMESA	0	2,788,843
Other loans and borrowings	8,025,892	1,034,781
Compensation and employee benefits liabilities	698,709	601,743
Income tax payable	1,668,594	6,794,536
Provisions	27,456	826,848
Total current liabilities	18,054,436	17,263,070
Total liabilities	59,645,178	37,429,069
Total equity and liabilities	$ 118,795,975	$ 88,084,228